Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

13 - FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The Company’s initial value of the warrant liability was based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets and classified as level 3. The subsequent measurement of the Private Warrants is classified as Level 2 because these warrants are economically equivalent to the Public warrants, based on the terms of the Private Warrant agreement, and as such their value is principally derived by the value of the Public Warrants. Significant deviations from these estimates and inputs could result in a material change in fair value. For the three and nine months ended September 30, 2024, there were no transfers amongst level 1, 2, and 3 values during the period.

The conversion feature of the Convertible Promissory Notes is measured at fair value using a Monte Carlo model that fair values the conversion option.

The following table presents fair value information as of September 30, 2024 and December 31, 2023, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

September 30, 2024	Total	Level 1	Level 2	Level 3
Assets
Money Market Funds	$2,750	$2,750	$-	$-
Liabilities
Private warrant liability	1,261,492	-	1,261,492	-
Convertible note option liability	293,866	-	-	293,866
Earn out share liability	28,850,000	-	-	28,850,000
Total	$30,408,108	$2.750	$1,261,492	$29,143,866

Convertible Note Option liability

The Company established the initial fair value for the Convertible Note Option liability as of September 13, 2024, which was the date the Convertible Note was executed. On September 30, 2024, the fair value was remeasured using an option pricing model. The option pricing model was used to value the Convertible Note Option Liability for the initial periods and subsequent measurement periods.

The Convertible Note Option liability was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of September 13, 2024 and September 30, 2024 due to the use of unobservable inputs. The key inputs into the option pricing model for the Convertible Note Option Liability were as follows at September 13, 2024 initial value, and at September 30, 2024:

	September 30, 2024	September 13, 2024
Stock Price	$6.50	$12.00
Expected term (years)	1.45	1.5
Volatility	75.0%	70.0%
Risk-Free Rate	3.82%	3.79%
Interest rate	6.96%	7.33%

Three and nine months ended September 30, 2024
Balance, beginning of period	$-
Initial value, September 13, 2024	900,933
Change in fair value	(607,067)
Balance, end of period	$293,866

Earn-out Share Liability

Following the closing of the Business Combination, holders of certain capital stock of Legacy Veea immediately prior to the closing will have the contingent right to receive up to 4.5 million additional shares of the Company’s Common Stock if certain trading-price based milestones of the Company’s common stock are achieved or a change of control transaction occurs during the ten-year period following the Closing. The Company’s obligation to issue the earn out shares is recorded as a contingent liability (the “Earn-Out Share Liability”) in the Company’s financial statements. The initial value of the contingent earn-out share liability of $53.6 million is recorded as a transaction cost within operating expenses for the three and nine months ended September 30, 2024. The fair value of the Earn-out Share Liabilities was estimated using Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility, the and current interest rates. A significant driver of the value of the Earn-out Share Liabilities at the close of the Business Combination was our closing stock price on September 13, 2024 which was $12.00.

The following table presents the changes in fair value of the earn-out liabilities:

For the three and nine months September 30, 2024
Liability at January 1, 2024	$-
Initial value, September 13, 2024	53,600,000
Change in fair value	(24,750,000)
Balance as of September 30, 2024	$28,850,000

The key inputs for the Earn-out Share Liability were as follows at September 13, 2024 initial value, and at September 30, 2024:

	September 30, 2024	September 13, 2024
Stock Price	$6.50	$12.00
Expected term (years)	10	10
Volatility	75.0%	70.0%
Risk-Free Rate	3.81%	3.66%

12 - FAIR VALUE MEASUREMENTS

Money Market Funds

The Money Market Funds are classified within Level 1 as these securities are traded on an active public market. As of December 31, 2023, the Company held approximately $120,000 in money market funds. The Company held no money market funds at December 31, 2022.

PLUM ACQUISITION CORP. I [Member]
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 8 - RECURRING FAIR VALUE MEASUREMENTS

Investments Held in Trust Account

As of December 31, 2023 and 2022, the investments in the Company’s Trust Account consisted of approximately $35.6 million and $323.9 million in U.S. Money Market funds, respectively. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments.

Fair values of the Company’s investments are classified as Level 1 utilizing quoted prices (unadjusted) in active markets for identical assets.

Recurring Fair Value Measurements

The Company’s permitted investments consist of U.S. Money Market funds. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s initial value of the warrant liability was based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets and classified as level 3. The subsequent measurement of the Public Warrants is classified as Level 1 due to the use of an observable market price of these warrants. The subsequent measurement of the Private Warrants is classified as Level 2 because these warrants are economically equivalent to the Public warrants, based on the terms of the Private Warrant agreement, and as such their value is principally derived by the value of the Public Warrants. Significant deviations from these estimates and inputs could result in a material change in fair value. For the year ended December 31, 2023, there were no transfers amongst level 1, 2, and 3 values during the period. At December 31, 2021, the Company reclassified the Public Warrants and Private Warrants from Level 3 to Level 1 and Level 2, respectively.

The FPA liability is measured at fair value using a probability weighted expected return model based on future projections of various potential outcomes. The FPA liability is considered to be a Level 3 financial instrument. On June 15, 2023, the Company received a termination notice from Sakuu, that terminated, effective June 14, 2023, the Business Combination Agreement, dated March 2, 2023. In light of the termination of the Business Combination Agreement, the FPA was also terminated. As of December 31, 2023 and 2022 there was no FPA liability outstanding.

The conversion feature of the Convertible Promissory Notes, in connection with the Subscription Purchase Agreement, is measured at fair value using a Monte Carlo model that fair values the compound option. The fair value of the conversion feature of the Convertible Promissory Notes was $0 as of December 31, 2023.

The following table presents fair value information as of December 31, 2023 and 2022, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2023	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account-U.S. Money Market	$35,555,976	$35,555,976	$-	$-
Liabilities
Public warrant liability	829,962	829,962	-	-
Private warrant liability	813,308	-	813,308	-
Sponsor loan conversion option	-	-	-	-
Total	$1,643,270	$829,962	$813,308	$-

December 31, 2022	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account-U.S. Money Market	$323,911,642	$323,911,642	$-	$-
Liabilities
Public warrant liability	191,529	191,529	-	-
Private warrant liability	187,687	-	187,687	-
Total	$379,216	$191,529	$187,687	$-

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Forward Purchase Agreement Liability

The estimated fair value of the FPA liability on March 1, 2023 (initial measurement) is determined using Level 3 inputs. The expected term was based on management assumptions regarding the timing and likelihood of completing a business combination. The FPA liability is discounted to net present values using risk free rates. Discount rates were based on current risk-free rates based on the estimated term.

On June 15, 2023, the Company received a termination notice from Sakuu, that terminated, effective June 14, 2023, the Business Combination Agreement, dated March 2, 2023. In light of the termination of the Business Combination Agreement, the FPA was also terminated. As of December 31, 2023 and 2022 there was no FPA liability outstanding.

The following table presents the changes in the fair value of the forward purchase agreement (“FPA”) liability:

FPA
Fair value as of January 1, 2023	$-
Issuance of FPA liability	308,114
Change in fair value	(308,114)
Fair value as of December 31, 2023	$-

The changes in the fair value of the forward purchase agreement liability for the year ended December 31, 2023, is $308,114.